INCOME TAX (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Net Deferred Taxes

The Company’s net deferred tax asset at December 31, 2020 and 2019 as follows:

	December 31,	December 31,
	2020	2019
Deferred tax asset
Net operating loss carryforward	$—	$210

Total deferred tax assets	—	210
Valuation Allowance	—	(210)

Deferred tax asset	$—	$—

Schedule of Income Tax Provision

The income tax provision for the year ended December 31, 2020 and for the period from August 16, 2019 (inception) through December 31, 2019 consists of the following:

	December 31,	December 31,
	2020	2019
Federal
Current	$199,765	$—
Deferred	210	(210)
State and Local
Current	—	—
Deferred	—	—
Change in valuation allowance	(210)	210

Income tax provision	$199,765	$—

Summary of Reconciliation Federal Income Tax Rate

A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2020 and 2019 is as follows:

	December 31, 2020	December 31, 2019
Statutory federal income tax rate	21.0%	21.0%
Business combination expenses	(13.0)%	0.0%
Change in fair value of warrant liabilities	(15.4)%	—
Valuation allowance	0.1%	(21.0)%

Income tax provision	(7.3)%	0.0%

Schedule of Income before Income Taxes

For financial reporting purposes, income before income taxes includes the following components (in thousand):

	Three Months Ended March 31,
	2021	2020
Domestic	$(19,458)	$(6,852)
Foreign	—	—

Income (loss) before income taxes	$(19,458)	$(6,852)